COMMITMENTS	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
NOTE 12. COMMITMENTS

The Company leases office premises and a coal yard under the non-cancelable operating lease agreements that expire at December 31, 2020, with an option to renew the lease. The leases are on a fixed repayment basis and have no contingent rentals. Future minimum lease payments under non-cancelable operating leases as of December 31, 2017 were as follows:

Lease commitments
Year ending December 31,
-2018	$30,019
-2019	19,246
-2020	19,246
Total	$68,511

For the years ended December 31, 2017, 2016 and 2015, rental expenses under operating leases were approximately US$ 70,586, US$19,694 and nil, respectively.